Income Taxes (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Income taxes, current		$ 6,376,268	$ 6,802,510	$ 5,267,157
Income taxes, deferred		369,510	(1,574,610)	(2,598,712)
Income tax provision		$ 6,745,778	$ 5,227,900	$ 2,668,445
Current income tax of Mexican companies to the total current income taxes (as a percent)		96.00%	93.00%	95.00%
Corporate income tax rate (as a percent)		30.00%	30.00%	30.00%
Minimum
Income Taxes
Annual withholding tax rate		0.97%
Maximum
Income Taxes
Annual withholding tax rate		1.45%
Changes in tax rates or tax laws enacted or announced
Income Taxes
Corporate income tax rate (as a percent)	30.00%